Net Loss Per Common Share - Schedule of Net Loss Per Common Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)	$ (20,957)	$ (18,693)	$ (106,780)	$ (51,661)
Denominator [Abstract]
Weighted-average shares used to compute basic net loss per share (in shares)	55,688,281	7,767,169
Weighted-average shares used to compute diluted net loss per share (in shares)	55,688,281	7,767,169
Net loss per common share, basic (in dollars per share)	$ (0.38)	$ (2.41)
Net loss per common share, diluted (in dollars per share)	$ (0.38)	$ (2.41)
Numerator:
Net loss	$ (20,957)	$ (18,693)	$ (106,780)	$ (51,661)
Denominator:
Weighted average shares used to compute basic and diluted net loss per share			17,858,976	7,390,456
Net loss per common share-basic and diluted			$ (5.98)	$ (6.99)